CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Income (Loss)	$ 32,748,715	$ 29,123,118	$ 20,683,437
Other Comprehensive Income:
Unrealized gains (losses) during period	71,902	858,584	(198,153)
Income tax (provision) benefit	(100,859)	(259,074)	56,694
Net unrealized (losses) gains	(28,957)	599,510	(141,459)
Reclassification of (gains)/ losses to Net Income (Loss)	9,164	13,044	5,113
Total Other Comprehensive Income (Loss)	(38,121)	586,466	(146,572)
Total Comprehensive Income	$ 32,710,594	$ 29,709,584	$ 20,536,865